Supplement dated May 26, 2021 to the following Prospectuses dated May 1, 2021:

•  Variable Adjustable Life

•  Variable Adjustable Life-SD

•  Variable Adjustable Life Horizon

•  Variable Adjustable Life Summit

•  Variable Adjustable Life Survivor

•  Accumulator Variable Universal Life

•  Premier Variable Universal Life

•  Variable Universal Life Defender®

•  Minnesota Life Variable Universal Life Account (ML VGUL, PwC VGUL, SFG COLI VGUL)

•  Securian Life Variable Universal Life Account (SLIC VGUL)

•  W&R Advisors Accumulator Variable Universal Life

•  W&R Advisors Retirement Builder Variable Annuity

•  W&R Advisors Retirement Builder II Variable Annuity

•  MultiOption® Variable Annuity

•  MultiOption® Variable Annuity (UMOA, Megannuity)

•  MultiOption® Advisor Variable Annuity

•  MultiOption® Legend Variable Annuity

•  MultiOption® Extra Variable Annuity

•  MultiOption® Guide Variable Annuity

•  MultiOption® Advantage Variable Annuity

•  MultiOption® Momentum Variable Annuity

•  MultiOption® Achiever Variable Annuity

•  MultiOption® Classic Variable Annuity

•  MultiOption® Select Variable Annuity

•  Variable Fund D Variable Annuity

This supplement should be read with the currently effective or last effective prospectus and statement of additional information, along with any other applicable supplements, for the above listed prospectuses.

F96397 5-2021

Effective April 30, 2021: (i) the investment advisor for each of the Ivy VIP funds listed below changed from Ivy Investment Management Company (IICO) to Delaware Management Company, a series of Macquarie Investment Management Business; and (ii) Delaware Distributors, L.P. replaced Ivy Distributors, Inc. as the distributor of the Ivy VIP funds.

Effective May 3, 2021, Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, replaced IICO as the sub-advisor for the SFT IvySM Growth Fund and the SFT IvySM Small Cap Growth Fund.

The following sub-advisors are added to each Ivy VIP fund as follows:

Former Name	Sub-Advisor[1]
Ivy VIP Asset Strategy	MIMAK, MFMHKL, MIMGL, MIMEL
Ivy VIP Balanced	MIMAK, MFMHKL, MIMGL, MIMEL
Ivy VIP Core Equity	MFMHKL, MIMGL
Ivy VIP Corporate Bond	MIMEL, MIMGL, MIMAK
Ivy VIP Energy	MFMHKL, MIMGL
Ivy VIP Global Bond	MIMEL, MIMGL, MIMAK
Ivy VIP Global Equity Income	MFMHKL, MIMGL
Ivy VIP Global Growth	MFMHKL, MIMGL
Ivy VIP Growth	MFMHKL, MIMGL
Ivy VIP High Income	MIMEL, MIMGL, MIMAK
Ivy VIP International Core Equity	MFMHKL, MIMGL
Ivy VIP Limited-Term Bond	MIMEL, MIMGL, MIMAK
Ivy VIP Mid Cap Growth	MFMHKL, MIMGL
Ivy VIP Natural Resources	MFMHKL, MIMGL
Ivy VIP Pathfinder Aggressive	MIMAK, MFMHKL, MIMGL, MIMEL
Ivy VIP Pathfinder Moderately Aggressive	MIMAK, MFMHKL, MIMGL, MIMEL
Ivy VIP Pathfinder Moderately Aggressive—Managed Volatility	MIMAK, MFMHKL, MIMGL, MIMEL
Ivy VIP Pathfinder Moderate	MIMAK, MFMHKL, MIMGL, MIMEL
Ivy VIP Pathfinder Moderate—Managed Volatility	MIMAK, MFMHKL, MIMGL, MIMEL
Ivy VIP Pathfinder Conservative	MIMAK, MFMHKL, MIMGL, MIMEL
Ivy VIP Pathfinder Moderately Conservative	MIMAK, MFMHKL, MIMGL, MIMEL
Ivy VIP Pathfinder Moderately Conservative—Managed Volatility	MIMAK, MFMHKL, MIMGL, MIMEL
Ivy VIP Science and Technology	MFMHKL, MIMGL
Ivy VIP Small Cap Core	MFMHKL, MIMGL
Ivy VIP Small Cap Growth	MFMHKL, MIMGL
Ivy VIP Value	MFMHKL, MIMGL

1  As used herein, MIMGL means Macquarie Investment Management Global Limited, MFMHKL means Macquarie Funds Management Hong Kong Limited, MIMAK means Macquarie Investment Management Austria Kapitalanlage AG, and MIMEL means Macquarie Investment Management Europe Limited.

Additionally, effective July 1, 2021, each Ivy VIP fund's name will change as follows and each related reference is hereby replaced in the prospectuses:

Former Name	New Name
Ivy VIP Asset Strategy	Delaware Ivy VIP Asset Strategy
Ivy VIP Balanced	Delaware Ivy VIP Balanced
Ivy VIP Core Equity	Delaware Ivy VIP Core Equity
Ivy VIP Corporate Bond	Delaware Ivy VIP Corporate Bond
Ivy VIP Energy	Delaware Ivy VIP Energy
Ivy VIP Global Bond	Delaware Ivy VIP Global Bond
Ivy VIP Global Equity Income	Delaware Ivy VIP Global Equity Income
Ivy VIP Global Growth	Delaware Ivy VIP Global Growth
Ivy VIP Government Money Market	Delaware Ivy VIP Government Money Market
Ivy VIP Growth	Delaware Ivy VIP Growth
Ivy VIP High Income	Delaware Ivy VIP High Income
Ivy VIP International Core Equity	Delaware Ivy VIP International Core Equity
Ivy VIP Limited-Term Bond	Delaware Ivy VIP Limited-Term Bond
Ivy VIP Mid Cap Growth	Delaware Ivy VIP Mid Cap Growth
Ivy VIP Natural Resources	Delaware Ivy VIP Natural Resources
Ivy VIP Pathfinder Aggressive	Delaware Ivy VIP Pathfinder Aggressive
Ivy VIP Pathfinder Moderately Aggressive	Delaware Ivy VIP Pathfinder Moderately Aggressive
Ivy VIP Pathfinder Moderately Aggressive—Managed Volatility	Delaware Ivy VIP Pathfinder Moderately Aggressive—Managed Volatility
Ivy VIP Pathfinder Moderate	Delaware Ivy VIP Pathfinder Moderate
Ivy VIP Pathfinder Moderate—Managed Volatility	Delaware Ivy VIP Pathfinder Moderate—Managed Volatility
Ivy VIP Pathfinder Conservative	Delaware Ivy VIP Pathfinder Conservative
Ivy VIP Pathfinder Moderately Conservative	Delaware Ivy VIP Pathfinder Moderately Conservative
Ivy VIP Pathfinder Moderately Conservative—Managed Volatility	Delaware Ivy VIP Pathfinder Moderately Conservative—Managed Volatility
Ivy VIP Science and Technology	Delaware Ivy VIP Science and Technology
Ivy VIP Securian Real Estate Securities	Delaware Ivy VIP Securian Real Estate Securities
Ivy VIP Small Cap Core	Delaware Ivy VIP Small Cap Core
Ivy VIP Small Cap Growth	Delaware Ivy VIP Small Cap Growth
Ivy VIP Value	Delaware Ivy VIP Value

Please retain this supplement for future reference.